Leases - Schedule Of Future Lease Payment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	$ 549
Year one	2,213	$ 2,413
Year two	2,261	2,213
Year three	2,274	2,261
Year four	2,237	2,274
After year four	1,407
Lessee, Operating Lease, Liability, to be Paid, Total	10,941	$ 12,806
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(901)
Operating Lease, Liability	$ 10,040